Remuneration System for the Management Board and Employees of the Group - Initial Equity Grant - Additional Information (Detail) - 12 months ended Dec. 31, 2018	USD ($) Employee	EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Overall grant value of shares | $	$ 370,000
Average grant value of shares | €		€ 102.95
Maximum granted shares		3,104
Fair value as of grant date | € / shares		€ 91.90
Number of employees under initial equity grant | Employee	1
Share based compensation vesting period	1 year
Exercise period share options granted	30 days